Segments and Geographic Information (Tables)	9 Months Ended	12 Months Ended
	Nov. 01, 2014	Feb. 01, 2014
Segments and Geographic Information
Schedule of sales and assets by country

	Fiscal year
(In millions)	2013	2012	2011

Net Sales:
United States	$4,132	$3,989	$3,825
Canada	438	419	385

Consolidated Total	$4,570	$4,408	$4,210

Total Assets:
United States	$1,688	$1,446	$1,744
Canada	123	109	94

Consolidated Total	$1,811	$1,555	$1,838

Schedule of consolidated Net sales by major product categories

	Fiscal year
(In millions)	2013	2012	2011

General crafts	$2,371	$2,220	$2,108
Home décor and seasonal	898	890	837
Framing	862	836	804
Scrapbooking	439	462	461

	$4,570	$4,408	$4,210

Schedule of reconciliation of net income to EBITDA (excluding losses on early extinguishments of debt and refinancing costs)

A reconciliation of net income to EBITDA (excluding losses on early extinguishment of debt and refinancing costs) is presented below (in millions).

	13 Weeks Ended		39 Weeks Ended
	November 1,	November 2,	November 1,	November 2,
	2014	2013	2014	2013
Net income	$64	$47	$61	$110
Interest expense	41	62	159	154
Provision for income taxes	36	26	44	62
Losses on early extinguishments of debt and refinancing cost	—	—	68	7
Depreciation and amortization	29	24	82	74
EBITDA (excluding losses on early extinguishments of debt and refinancing costs)	$170	$159	$414	$407

	Fiscal year
(In millions)	2013	2012	2011

Net income	$243	$200	$157
Interest expense	215	245	254
Refinancing costs and losses on early extinguishments of debt	14	33	18
Provision for income taxes	136	115	100
Depreciation and amortization	106	97	101

EBITDA (excluding refinancing costs and losses on early extinguishments of debt)	$714	$690	$630